Transactions with Related Parties - Management Fees (Table) (Details) - Management Agreement with Tsakos Energy Management Limited $ in Thousands	Jun. 30, 2015 USD ($)
Related Party Transaction [Line Items]
July to December 2015	$ 9,342
2016	18,744
2017	19,451
2018	19,672
2019	19,672
2020 to 2025	108,196
Total	$ 195,077